UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AXS Merger Fund

(Investor Class: GAKAX)

(Class I: GAKIX)

SEMI-ANNUAL REPORT

March 31, 2021

AXS Merger Fund

A series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Statement of Cash Flows	10
Financial Highlights	11
Notes to Financial Statements	13
Supplemental Information	23
Expense Example	26

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS Merger Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

AXS Merger Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.2%
	AUTO MANUFACTURERS — 3.3%
54,200	Navistar International Corp.*	$2,386,426
	BANKS — 9.1%
66,200	CIT Group, Inc.	3,409,962
1	Prosperity Bancshares, Inc.	75
68,700	TCF Financial Corp.	3,191,802
		6,601,839
	BIOTECHNOLOGY — 7.1%
22,200	Alexion Pharmaceuticals, Inc.*	3,394,602
47,800	Five Prime Therapeutics, Inc.*	1,800,626
		5,195,228
	BUILDING MATERIALS — 0.1%
1,800	Forterra, Inc.*	41,850
	CHEMICALS — 0.9%
11,300	W R Grace & Co.	676,418
	COMMERCIAL SERVICES — 18.0%
15,400	Cardtronics PLC - Class A*	597,520
19,200	CoreLogic, Inc.	1,521,600
62,600	HMS Holdings Corp.*	2,314,635
89,800	IHS Markit Ltd.	8,690,844
		13,124,599
	COMPUTERS — 3.3%
18,900	Cubic Corp.	1,409,373
35,600	Perspecta, Inc.	1,034,180
		2,443,553
	DIVERSIFIED FINANCIAL SERVICES — 4.2%
61,500	Boston Private Financial Holdings, Inc.	819,180
90,600	Waddell & Reed Financial, Inc. - Class A	2,269,530
		3,088,710
	ELECTRIC — 0.5%
125,000	Atlantic Power Corp.*	361,250
	ELECTRONICS — 2.3%
2,400	Coherent, Inc.*	606,936
18,500	FLIR Systems, Inc.	1,044,695
		1,651,631
1

AXS Merger Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENTERTAINMENT — 0.4%
30,900	Cineplex, Inc.*	$292,845
	HEALTHCARE-PRODUCTS — 6.8%
9,400	GenMark Diagnostics, Inc.*	224,660
26,800	Varian Medical Systems, Inc.*	4,731,004
		4,955,664
	INSURANCE — 12.1%
40,900	Watford Holdings Ltd.*	1,415,549
32,215	Willis Towers Watson PLC	7,373,369
		8,788,918
	INTERNET — 0.7%
72,100	Sogou, Inc. - ADR*	544,355
	LODGING — 0.3%
9,400	Extended Stay America, Inc.	185,650
	MINING — 0.0%
2	Newmont Corp.	120
	PHARMACEUTICALS — 1.6%
5,300	GW Pharmaceuticals PLC - ADR*	1,149,570
	PIPELINES — 0.0%
800	Noble Midstream Partners LP	11,600
	REAL ESTATE — 3.2%
132,597	Brookfield Property Partners LP	2,358,901
	REITS — 0.0%
1	Digital Realty Trust, Inc. - REIT	141
2	Prologis, Inc. - REIT	212
		353
	RETAIL — 1.8%
58,400	Michaels Cos., Inc.*	1,281,296
	SEMICONDUCTORS — 9.8%
8,800	Inphi Corp.*	1,570,008
32,200	Maxim Integrated Products, Inc.	2,942,114
21,500	Xilinx, Inc.	2,663,850
		7,175,972
2

AXS Merger Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOFTWARE — 12.7%
12,700	Change Healthcare, Inc.*	$280,670
3,800	Pluralsight, Inc. - Class A*	84,892
60,000	RealPage, Inc.*	5,232,000
90,400	Slack Technologies, Inc. - Class A*	3,672,952
		9,270,514
	TOTAL COMMON STOCKS
	(Cost $68,223,995)	71,587,262
	SHORT-TERM INVESTMENTS — 1.3%
909,455	Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%[1]	909,455
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $909,455)	909,455
	TOTAL INVESTMENTS — 99.5%
	(Cost $69,133,450)	72,496,717
	Other Assets in Excess of Liabilities — 0.5%	370,350
	TOTAL NET ASSETS — 100.0%	$72,867,067
	SECURITIES SOLD SHORT — (50.8)%
	COMMON STOCKS — (50.8)%
	AEROSPACE/DEFENSE — (0.8)%
(1,329)	Teledyne Technologies, Inc.*	(549,741)
	BANKS — (10.2)%
(4,161)	First Citizens BancShares, Inc. - Class A	(3,477,639)
(206,297)	Huntington Bancshares, Inc.	(3,242,989)
(1)	Morgan Stanley	(77)
(1,403)	SVB Financial Group*	(692,605)
		(7,413,310)
	COMMERCIAL SERVICES — (12.3)%
(25,486)	S&P Global, Inc.	(8,993,245)
	COMPUTERS — (0.2)%
(1,746)	Lumentum Holdings, Inc.*	(159,497)
	DIVERSIFIED FINANCIAL SERVICES — (0.0)%
(1)	Charles Schwab Corp.	(65)
	HEALTHCARE-SERVICES — (0.0)%
(2)	Teladoc Health, Inc.*	(364)
3

AXS Merger Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INSURANCE — (11.0)%
(34,792)	Aon PLC - Class A	(8,005,987)
	PHARMACEUTICALS — (3.3)%
(47,160)	AstraZeneca PLC - ADR	(2,344,795)
(246)	Jazz Pharmaceuticals PLC*	(40,435)
		(2,385,230)
	SEMICONDUCTORS — (9.7)%
(37,053)	Advanced Micro Devices, Inc.*	(2,908,661)
(20,286)	Analog Devices, Inc.	(3,145,953)
(20,441)	Marvell Technology Group Ltd.	(1,001,200)
		(7,055,814)
	SOFTWARE — (2.0)%
(7,009)	salesforce.com, Inc.*	(1,484,997)
	VENTURE CAPITAL — (1.3)%
(20,976)	Brookfield Asset Management, Inc. - Class A	(933,432)
	TOTAL COMMON STOCKS
	(Proceeds $34,198,559)	(36,981,682)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $34,198,559)	$(36,981,682)

Number of Contracts
WRITTEN OPTIONS CONTRACTS — (0.0)%
CALL OPTIONS — (0.0)%
(133)	Five Prime Therapeutics, Inc. Exercise Price: $40.00, Notional Amount: $(532,000), Expiration Date: June 18, 2021	(1,330)
4

AXS Merger Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(29)	Michaels Cos., Inc. Exercise Price: $22.50, Notional Amount: $(65,250), Expiration Date: April 16, 2021	$(145)
	TOTAL CALL OPTIONS
	(Proceeds $8,536)	(1,475)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $8,536)	$(1,475)

PLC – Public Limited Company

ADR – American Depository Receipt

LP – Limited Partnership

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

5

AXS Merger Fund

SUMMARY OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Commercial Services	18.0%
Software	12.7%
Insurance	12.1%
Semiconductors	9.8%
Banks	9.1%
Biotechnology	7.1%
Healthcare-Products	6.8%
Diversified Financial Services	4.2%
Computers	3.3%
Auto Manufacturers	3.3%
Real Estate	3.2%
Electronics	2.3%
Retail	1.8%
Pharmaceuticals	1.6%
Chemicals	0.9%
Internet	0.7%
Electric	0.5%
Entertainment	0.4%
Lodging	0.3%
Building Materials	0.1%
REITS	0.0%
Mining	0.0%
Pipelines	0.0%
Total Common Stocks	98.2%
Short-Term Investments	1.3%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

6

AXS Merger Fund

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2021 (Unaudited)

Assets:
Investments, at value (cost $69,133,450)	$72,496,717
Cash	3,507,621
Cash deposited with brokers for securities sold short and written options contracts	34,232,229
Receivables:
Investment securities sold	101,089
Fund shares sold	101,718
Dividends and interest	293,868
Prepaid expenses	15,206
Total assets	110,748,448

Liabilities:
Securities sold short, at value (proceeds $34,198,559)	36,981,682
Written option contract, at value (proceeds $8,536)	1,475
Foreign currency due to custodian, at value (proceeds $288,707)	299,976
Payables:
Investment securities purchased	416,944
Fund shares redeemed	30,055
Advisory fees	34,116
Distribution fees (Note 6)	340
Auditing fees	29,286
Dividends on securities sold short	20,430
Fund accounting and administration fees	18,890
Transfer agent fees and expenses	7,674
Legal fees	7,521
Chief Compliance Officer fees	5,484
Custody fees	4,319
Trustees' fees and expenses	3,035
Shareholder reporting fees	2,912
Sub-transfer agent fees and expenses	1,705
Accrued other expenses	15,537
Total liabilities	37,881,381

Net Assets	$72,867,067

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$73,741,551
Total accumulated deficit	(874,484)
Net Assets	$72,867,067

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$1,603,368
Shares of beneficial interest issued and outstanding	155,027
Redemption price per share[1]	$10.34

Class I Shares:
Net assets applicable to shares outstanding	$71,263,699
Shares of beneficial interest issued and outstanding	6,699,107
Redemption price per share[1]	$10.64

[1]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying Notes to Financial Statements.

7

AXS Merger Fund

STATEMENT OF OPERATIONS

For the Period January 1, 2021 through March 31, 2021 (Unaudited)

Investment Income:
Dividends	$420,386
Interest	1,183
Total investment income	421,569

Expenses:
Advisory fees	248,804
Dividends on securities sold short	113,226
Interest expense	35,222
Registration fees	30,015
Fund accounting and administration fees	23,517
Transfer agent fees and expenses	8,806
Sub-transfer agent fees and expenses	7,004
Legal fees	6,723
Auditing fees	4,486
Chief Compliance Officer fees	4,441
Custody fees	4,119
Trustees' fees and expenses	3,040
Miscellaneous	2,844
Shareholder reporting fees	2,191
Insurance fees	1,090
Distribution fees - Investor Class (Note 7)	995
Total expenses	496,523
Advisory fees waived	(48,323)
Net expenses	448,200
Net investment loss	(26,631)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	988,058
Securities sold short	(1,328,630)
Written options contracts	3,221
Foreign currency transactions	(5,716)
Net realized loss	(343,067)
Net change in unrealized appreciation/depreciation on:
Investments	1,197,808
Securities sold short	(653,381)
Written options contracts	7,061
Foreign currency translations	4,972
Net change in unrealized appreciation/depreciation	556,460
Net realized and unrealized gain	213,393

Net Increase in Net Assets from Operations	$186,762

See accompanying Notes to Financial Statements.

8

AXS Merger Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period January 1, 2021 through March 31, 2021 (Unaudited)	For the Year Ended December 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(26,631)	$(1,312,820)
Net realized gain (loss) on investments, securities sold short, written options contracts and foreign currency transactions	(343,067)	268,751
Net change in unrealized appreciation/depreciation on investments, securities sold shorts, written options contracts and foreign currency translations	556,460	(895,160)
Net increase (decrease) in net assets resulting from operations	186,762	(1,939,229)

Distributions to Shareholders:
Distributions:
Investor Class	-	(1,951,033)
Class I	-	(31,165)
Total distributions to shareholders	-	(1,982,198)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	33,440	108,500
Class I	2,700,197	20,017,461
Reinvestment of distributions:
Investor Class	-	27,882
Class I	-	1,922,593
Cost of shares redeemed:
Investor Class[1]	(66,180)	(453,638)
Class I2	(28,389,392)	(85,346,652)
Net decrease in net assets from capital transactions	(25,721,935)	(63,723,854)

Total decrease in net assets	(25,535,173)	(67,645,281)

Net Assets:
Beginning of period	98,402,240	166,047,521
End of period	$72,867,067	$98,402,240

Capital Share Transactions:
Shares sold:
Investor Class	3,240	10,557
Class I	254,254	1,910,931
Shares reinvested:
Investor Class	-	2,696
Class I	-	180,865
Shares redeemed:
Investor Class	(6,411)	(44,219)
Class I	(2,670,993)	(8,179,672)
Net decrease in capital share transactions	(2,419,910)	(6,118,842)

[1]	Net of redemption fee proceeds of $25 and $0, respectively.
[2]	Net of redemption fee proceeds of $1,492 and $0, respectively.

See accompanying Notes to Financial Statements.

9

AXS Merger Fund

STATEMENT OF CASH FLOWS

For the Period January 1, 2021 through March 31, 2021 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$186,762
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(53,294,319)
Sales of long-term investments	41,647,547
Proceeds from securities sold short	19,844,784
Cover short securities	(10,615,823)
Proceeds from written options	11,766
Sale of short-term investments, net	44,055,138
Decrease in investment securities sold receivable	441,473
Increase in dividends and interest receivables	(40)
Increase in other assets	(3,225)
Decrease in foreign currency payable	(33,547)
Decrease in payables for securities purchased	(743,901)
Decrease in advisory fees payable	(65,142)
Increase in payables for dividends and interest on securities sold short	19,506
Increase in accrued expenses	22,431
Net realized loss	353,564
Net change in unrealized appreciation/depreciation	(551,488)
Net cash provided by operating activities	41,275,486

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	2,956,802
Cost of shares redeemed	(31,325,517)
Net cash used for financing activities	(28,368,715)

Net increase in cash	12,906,771

Cash and cash equivalents
Beginning cash balance	29,000
Beginning cash held at broker	24,804,079
Total beginning cash and cash equivalents	24,833,079

Ending cash balance	3,507,621
Ending cash held at broker	34,232,229
Total ending cash and cash equivalents	$37,739,850

See accompanying Notes to Financial Statements.

10

AXS Merger Fund

FINANCIAL HIGHLIGHTS

Investor Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period January 1, 2021 through March 31, 2021**	For the Year Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.33	$10.52	$10.54	$10.53	$10.22	$10.30
Income from Investment Operations:
Net investment loss[1]	(0.01)	(0.14)	(0.08)	(0.10)	(0.15)	(0.16)
Net realized and unrealized gain	0.02	0.15	0.55	0.19	0.46	0.13
Total from investment operations	0.01	0.01	0.47	0.09	0.31	(0.03)

Less Distributions:
From net realized gain	-	(0.20)	(0.49)	(0.08)	-	(0.05)
Total distributions	-	(0.20)	(0.49)	(0.08)	-	(0.05)

Redemption fee proceeds[1]	- [2]	-	-	-	-	-

Net asset value, end of period	$10.34	$10.33	$10.52	$10.54	$10.53	$10.22

Total return[3]	0.10%[5]	0.08%	4.48%	0.88%	3.03%	(0.30)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,603	$1,634	$1,990	$1,954	$4,306	$6,370

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.74%[4,6]	2.31%[6,7]	2.53%[6]	2.28%[6]	2.38%[6]	2.26%[6]
After fees waived and expenses absorbed	2.50%[4,6]	2.26%[6,7]	2.53%[6]	2.31%[6]	2.38%[6]	2.26%[6]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.62)%[4]	(1.39)%	(0.71)%	(0.88)%	(1.51)%	(1.55)%
After fees waived and expenses absorbed	(0.38)%[4]	(1.34)%	(0.71)%	(0.91)%	(1.51)%	(1.55)%

Portfolio turnover rate	56%[5]	256%	298%	285%	218%	224%

*	Financial information from January 1, 2016 through December 31, 2020 is for the Kellner Merger Fund, which was reorganized into the AXS Merger Fund as of the close of business on January 22, 2021. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective January 1, 2021.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Annualized.
[5]	Not annualized.
[6]	If dividends on securities sold short, interest expense and extraordinary expenses had been excluded, the expense ratios would have been lower by 0.75% for the period January 1, 2021 through March 31, 2021. For the years ended December 31, 2020, 2019, 2018, 2017 and 2016, the ratios would have been lower by 0.51%, 0.78%, 0.56%, 0.63% and 0.51%, respectively.
[7]	Includes extraordinary expenses of 0.02% that occurred during the Fund’s fiscal year ended December 31, 2020.

See accompanying Notes to Financial Statements.

11

AXS Merger Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period January 1, 2021 through March 31, 2021**	For the Year Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.62	$10.79	$10.78	$10.74	$10.40	$10.45
Income from Investment Operations:
Net investment loss[1]	- [2]	(0.11)	(0.05)	(0.07)	(0.13)	(0.13)
Net realized and unrealized gain	0.02	0.15	0.55	0.19	0.47	0.13
Total from investment operations	0.02	0.04	0.50	0.12	0.34	-

Less Distributions:
From net investment income	-	(0.01)	-	-	-	-
From net realized gain	-	(0.20)	(0.49)	(0.08)	-	(0.05)
Total distributions	-	(0.21)	(0.49)	(0.08)	-	(0.05)

Redemption fee proceeds[1]	- [2]	-	-	-	-	-

Net asset value, end of period	$10.64	$10.62	$10.79	$10.78	$10.74	$10.40

Total return[3]	0.19%[5]	0.37%	4.66%	1.15%	3.27%	(0.01)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$71,264	$96,768	$164,058	$177,923	$147,941	$149,800

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.49%[4,6]	2.06%[6,7]	2.28%[6]	2.06%[6]	2.09%[6]	2.01%[6]
After fees waived and expenses absorbed	2.25%[4,6]	2.01%[6,7]	2.28%[6]	2.09%[6]	2.09%[6]	2.01%[6]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.37)%[4]	(1.11)%	(0.45)%	(0.64)%	(1.21)%	(1.30)%
After fees waived and expenses absorbed	(0.13)%[4]	(1.06)%	(0.45)%	(0.67)%	(1.21)%	(1.30)%

Portfolio turnover rate	56%[5]	256%	298%	285%	218%	224%

*	Financial information from January 1, 2016 through December 31, 2020 is for the Kellner Merger Fund, which was reorganized into the AXS Merger Fund as of the close of business on January 22, 2021. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective January 1, 2021.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Annualized.
[5]	Not annualized.
[6]	If dividends on securities sold short, interest expense and extraordinary expenses had been excluded, the expense ratios would have been lower by 0.75% for the period January 1, 2021 through March 31, 2021. For the years ended December 31, 2020, 2019, 2018, 2017 and 2016, the ratios would have been lower by 0.51%, 0.78%, 0.59%, 0.59% and 0.51%, respectively.
[7]	Includes extraordinary expenses of 0.02% that occurred during the Fund’s fiscal year ended December 31, 2020.

See accompanying Notes to Financial Statements.

12

AXS Merger Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

Note 1 – Organization

The AXS Merger Fund (the ‘‘Fund’’) is organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to achieve positive risk-adjusted returns with less volatility than in the equity markets.

The Fund commenced investment operations on January 25, 2021 with Investor Class shares and Class I shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Kellner Merger Fund, a series of Advisors Series Trust, (the "Predecessor Fund"), which offered two classes of shares, Investor Class shares and Institutional Class shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on October 20, 2020, by the Board of Advisors Series Trust on October 23, 2020, and by beneficial owners of the Predecessor Fund on January 15, 2021. The tax-free reorganization was accomplished on January 22, 2021. As a result of the reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Investor Class	158,344	$1,639,685
Class I	9,122,919	$97,119,730

The net unrealized appreciation of investments transferred was $372,944 as of the date of the acquisition.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

13

AXS Merger Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2021 (Unaudited)

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options

The Fund may write or purchase options contracts primarily to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

14

AXS Merger Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2021 (Unaudited)

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, any tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2021, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

15

AXS Merger Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2021 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays twice a month investment advisory fee to the Advisor at the annual rate of 1.25% of the Fund’s average daily net assets up to $2 billion; 1.125% on assets between $2 billion and $4 billion; and 1.00% on assets in excess of $4 billion. The Advisor has engaged Kellner Management, L.P. (“Kellner” or the “Sub-Advisor”), to manage the Fund’s overall investment program and pays Kellner from its advisory fees. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.75% and 1.50% of the average daily net assets of Investor Class and Class I shares of the Fund, respectively. This agreement is in effect until January 22, 2023 and may be terminated before that date only by the Trust’s Board of Trustees.

Prior to the close of business on January 22, 2021, investment advisory services were provided to the Predecessor Fund by Kellner, which received investment management fees for its services pursuant to the terms of the investment advisory agreements for the Predecessor Fund. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 1.25% of the Fund’s average daily net assets. The Predecessor’s advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Predecessor Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.75% and 1.50% of the average daily net assets of Investor Class and Institutional Class shares of the Predecessor Fund, respectively.

For the period January 23, 2021 through March 31, 2021, the Advisor waived advisory fees and absorbed other expenses totaling $23,919. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than September 30 of the year stated below:

2024	$23,919
Total	$23,919

Kellner is permitted to seek reimbursement, subject to certain limitations, of fees waived or payments made by Kellner to the Predecessor Fund prior to the Predecessor Fund’s reorganization on January 22, 2021, for a period ending three years after the date of the waiver of payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first. Any reimbursement of fees waived or payments made by Kellner to the predecessor fund prior to the reorganization must be approved by the Trust’s Board of Trustees. Kellner may recapture all or a portion of this amount no later than dates stated below:

16

AXS Merger Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2021 (Unaudited)

December 31, 2023	$53,286
January 31, 2024	24,404
Total	$77,690

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. Prior to the close of business on January 22, 2021, Fund Services served as the Predecessor Fund’s administrator, fund accountant, and transfer agent and U.S. Bank N.A. served as the Predecessor Fund’s Custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the period ended March 31, 2021, are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services. Prior to the close of business on January 22, 2021, Compass Distributors, LLC served as the Predecessor Fund’s distributor.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the period ended March 31, 2021, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to the close of business on January 22, 2021, Fund Services served as the Predecessor Fund’s CCO. The Fund’s allocated fees incurred for CCO services for the period ended March 31, 2021, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At March 31, 2021, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$35,069,858
Gross unrealized appreciation	$4,609,849
Gross unrealized depreciation	(4,164,672)
Net unrealized appreciation on investments	$445,177

The difference between cost amounts for financial statement and federal income tax purposes are due primarily to timing differences in recognizing certain gains and losses in security transactions.

17

AXS Merger Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2021 (Unaudited)

As of December 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term gains	16,381
Tax accumulated earnings	16,381

Accumulated capital and other losses	(974,742)
Total accumulated earnings	$(1,061,246)

The tax character of the distributions paid during the fiscal years ended December 31, 2020 and December 31, 2019 was as follows:

Distributions paid from:	2020	2019
Ordinary income	$1,778,629	$6,465,164
Net long-term capital gains	203,569	838,611
Total distributions paid	$1,982,198	$7,303,775

For the year ended December 31, 2020, the Fund deferred, on a tax basis, post-October losses of $974,742.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the period ended March 31, 2021 and for the year ended December 31, 2020, the Fund received $1,517 and $0, respectively.

Note 6 - Investment Transactions

For the period ended March 31, 2021, purchases and sales of investments, excluding short-term investments and options, were as follows:

Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
$53,294,319	$41,647,547	$19,844,784	$10,615,823

Note 7 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to Investor Class shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. Class I shares are not subject to any distribution fees under the Plan.

Prior to the close of business on January 22, 2021, the Predecessor Fund adopted a distribution plan pursuant to Rule 12b-1 with respect to Investor Class shares. Pursuant to the Plan, the Fund paid Compass Distributors, LLC an annual rate of up to 0.25% average daily net assets of the Fund’s Investor Class shares.

For the period January 1, 2021 to January 22, 2021, the Fund paid Compass Distributors, LLC $246 under the Predecessor Fund’s distribution plan. For the period ended March 31, 2021, distribution fees incurred are disclosed on the Statement of Operations.

18

AXS Merger Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2021 (Unaudited)

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

19

AXS Merger Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2021 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$71,587,262	$-	$-	$71,587,262
Short-Term Investments	909,455	-	-	909,455
Total Investments	$72,496,717	$-	$-	$72,496,717

Liabilities
Securities Sold Short
Common Stocks[1]	$36,981,682	$-	$-	$36,981,682
Total Securities Sold Short	36,981,682	-	-	36,981,682
Written Options Contracts	1,475	-	-	1,475
Total Securities Sold Short and Written Options Contracts	$36,983,157	$-	$-	$36,983,157

*	The Fund did not hold any Level 2 or 3 securities at period end.
[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Funds invested in options contracts during the period ended March 31, 2021.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments, as of March 31, 2021, by risk category are as follows:

	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Equity contracts	Written options contracts, at value	$1,475
Total		$1,475

20

AXS Merger Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2021 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the period ended March 31, 2021 are as follows:

Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$3,221
Total	$3,221

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$7,061
Total	$7,061

The notional amount is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of March 31, 2021 are as follows:

Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$298,625

Note 11 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2021, beneficial ownership in excess of 25% is as follows:

Shareholder	% of Outstanding Shares
National Financial Services, LLC	39%
Charles Schwab & Co., Inc.	31%

Note 12 – Covid-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

21

AXS Merger Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2021 (Unaudited)

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

22

AXS Merger Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At a meeting held on January 20, 2021, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Investment Advisor”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Kellner Management, LP (the “Sub-Advisor”) with respect to the AXS Merger Fund series of the Trust (the “Fund”), each for an initial two-year term. The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.” In approving each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders. The Board acknowledged that in accordance with exemptive relief granted by the U.S. Securities and Exchange Commission, due to unforeseen emergency circumstances related to the COVID-19 pandemic, the meeting was being held by videoconference, and that as required by the relief, the Board would ratify the renewal of the Fund Advisory Agreements at its next in-person meeting.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the Fund; information regarding the performance of the Kellner Merger Fund (the “Predecessor Fund”), which would be reorganizing into the Fund, for the one-, three-, and five-year periods ended October 31, 2020; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Market Neutral fund universe (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Fund Advisory Agreements. No representatives of the Investment Advisor or the Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

AXS Investments LLC

Nature, Extent and Quality of Services

With respect to relevant performance information, the meeting materials indicated that the Predecessor Fund’s annualized total return for the five-year period was above the ICE BofA Merrill Lynch 3-month Treasury Bill Index return and the HFRX ED Merger Arbitrage Index return, but below the Fund Universe and Peer Group median returns (by 0.67% and 1.35%, respectively). The Predecessor Fund’s annualized total return for the three-year period was above the HFRX Index return, but below the ICE BofA Index return and the Fund Universe and Peer Group median returns (by 0.53%, 0.78%, and 1.40%, respectively). The Predecessor Fund’s total return for the one-year period was below the Fund Universe and Peer Group median returns (by 0.22% and 0.22%, respectively), and below the ICE BofA Index return and HFRX Index return (by 1.48% and 1.99%, respectively). The meeting materials also included a report by the Sub-Advisor showing that the annualized total returns of the Predecessor Fund were higher than the returns of the ICE BofA Index and the HFRX Index for one-, three-, and five-year periods ended December 31, 2019, except that it underperformed the HFRX Index by 0.29% for the five-year period.

23

AXS Merger Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board noted its familiarity with the Investment Advisor as the investment advisor for several other series of the Trust, and considered the Sub-Advisor’s role as the investment advisor to the Predecessor Fund. The Board also considered the services to be provided by the Investment Advisor and the Sub-Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s role as the Fund’s investment advisor, noting that the Investment Advisor would provide overall supervision of the general investment management and investment operations of the Fund, and oversee the Sub-Advisor with respect to the Fund’s operations, including monitoring the Sub-Advisor’s investment and trading activities with respect to the Fund, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities would include day-to-day portfolio management for the Fund. The Board also considered the qualifications, experience, and responsibilities of the personnel of the Investment Advisor who would be involved in the activities of the Fund. In addition, the Board considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the Fund’s proposed annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Fund Universe medians by 0.05% and 0.15%, respectively. The Trustees noted that the proposed advisory fee was not in the highest quartile of the Peer Group, and that it was the same as the advisory fee for the Predecessor Fund. The Trustees also noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s proposed advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s proposed advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The estimated annual total expenses (net of fee waivers) of the Fund were higher than the Peer Group and Fund Universe medians by 0.03% and 0.15%, respectively. The Trustees considered that the Fund’s estimated total expenses were not in the highest quartile of the Peer Group.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with the Fund in the Fund’s first year of operations, taking into account the Predecessor Fund’s current assets. The Board observed that the Investment Advisor anticipated waiving a portion of its advisory fee for the Fund, and determined that the Investment Advisor’s anticipated profit with respect to the Fund was reasonable.

The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale after the reorganization and during the Fund’s startup period, and that any such economies would be considered in the future as the Fund’s assets grow.

24

AXS Merger Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Kellner Management, LP

Nature, Extent and Quality of Services

The Board considered the overall quality of services to be provided by the Sub-Advisor to the Fund. In doing so, the Board noted that as the sole sub-advisor to the Fund, the Sub-Advisor would be primarily responsible for the day-to-day management of the Fund and its investment results. The Board also considered the services to be provided by the Sub-Advisor to the Fund, and the qualifications, experience, and responsibilities of the personnel of the Sub-Advisor who would be involved in the activities of the Fund. In addition, the Board considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure and compliance procedures. Information regarding the performance of the Predecessor Fund is described above.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Sub-Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Sub-Advisor would provide the Fund with a reasonable potential for good investment results.

Sub-Advisory Fee

The Board reviewed information regarding the annual sub-advisory fee proposed to be charged by the Sub-Advisor with respect to the Fund, and considered the relative levels and types of services to be provided by the Investment Advisor and the Sub-Advisor. The Board noted that the Fund’s proposed sub-advisory fee was lower than the fee, which includes a management fee and an incentive fee, that the Sub-Advisor charges to manage private funds with similar objectives and policies as the Fund, and was lower than the advisory fee that the Sub-Advisor charges to sub-advise a segment of a non-affiliated mutual fund with similar objectives and policies as the Fund. The Board also noted that the Investment Advisor would pay the Sub-Advisor’s sub-advisory fee from the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Sub-Advisor under the Sub-Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Sub-Advisor to the Fund.

Benefits to the Sub-Advisor

The Board also considered that the potential benefits to be received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, would include the usual types of “fall out” benefits received by sub-advisors to the Trust, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Fund Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved each Fund Advisory Agreement with respect to the Fund.

25

AXS Merger Fund

EXPENSE EXAMPLE

For the Period Ended March 31, 2021 (Unaudited)

Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or 12b-1 fees (Investor Class only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021* to March 31, 2021.

The Hypothetical example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		1/1/21*	3/31/21	1/1/21* – 3/31/21
Investor Class	Actual Performance**	$1,000.00	$1,001.00	$ 6.16
Class I	Actual Performance**	1,000.00	1,001.90	5.55
		10/1/20	3/31/21	10/1/20 – 3/31/21
Investor Class	Hypothetical (5% annual return before expenses)***	1,000.00	1,012.47	12.54
Class I	Hypothetical (5% annual return before expenses)***	1,000.00	1,013.73	11.28

*	Fiscal year end changed effective January 1, 2021.
**	Expenses are equal to the Fund’s annualized expense ratio of 2.50% and 2.25% for Investor Class shares and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 90/365 (to reflect the period ended). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
***	Expenses are equal to the Fund’s annualized expense ratio of 2.50% and 2.25% for Investor Class shares and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
26

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AXS Merger Fund

A series of Investment Managers Series Trust II

Investment Advisor

AXS Investments LLC

181 Westchester Avenue, Unit 402

Port Chester, New York 10573

Sub-Advisor

Kellner Management, L.P.

900 Third Avenue, Suite 1401

New York, New York 10022

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AXS Merger Fund – Investor Class	GAKAX	46141T 216
AXS Merger Fund – Class I	GAKIX	46141T 190

Privacy Principles of the AXS Merger Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AXS Merger Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting

The Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (833) 297-2587 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (833) 297-2587.

AXS Merger Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (833) 297-2587

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/9/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/9/2021

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	6/9/2021